Equity - Restricted Shares Issued for Compensation (Details) - USD ($)				6 Months Ended
	Dec. 13, 2023	Sep. 27, 2023	Apr. 27, 2023	Dec. 31, 2023	Aug. 15, 2022
Restricted Shares Issued for Compensation
Share price					$ 0.36
After reverse share split
Restricted Shares Issued for Compensation
Share price					$ 107.42
Lucas Wang
Restricted Shares Issued for Compensation
Annual compensation				$ 240,000
Number of equity awards issued		5,267	5,267	1,896,066
Number of ordinary shares vested				632,022
Share price		$ 1.7	$ 1.49
Total consideration				$ 16,801
Lucas Wang | After reverse share split
Restricted Shares Issued for Compensation
Number of equity awards issued				63,202
Number of ordinary shares vested				21,068
Jiaming Li
Restricted Shares Issued for Compensation
Annual compensation				$ 240,000
Number of equity awards issued	3,951		3,951	1,422,049
Number of ordinary shares vested				474,016
Share price	$ 1.49		$ 1.7
Total consideration				$ 12,604
Jiaming Li | After reverse share split
Restricted Shares Issued for Compensation
Number of equity awards issued				47,402
Number of ordinary shares vested				15,801
Jingjing Han
Restricted Shares Issued for Compensation
Annual compensation				$ 240,000
Number of equity awards issued	3,951		3,951	1,422,049
Number of ordinary shares vested				474,016
Share price	$ 1.49		$ 1.7
Total consideration				$ 12,604
Jingjing Han | After reverse share split
Restricted Shares Issued for Compensation
Number of equity awards issued				47,402
Number of ordinary shares vested				15,801